Goodwill and Intangible Assets	12 Months Ended
Oct. 31, 2022
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Goodwill and Intangible Assets
Note 11: Goodwill and Intangible Assets
Goodwill
When we complete an acquisition, we allocate the purchase price paid to the assets acquired, including identifiable intangible assets, and the liabilities assumed. Any portion of the consideration transferred that is in excess of the fair value of those net assets is considered to be goodwill. Goodwill is not amortized and is instead tested for impairment annually.
In performing the impairment test, we utilize the fair value less costs to sell for each group of CGUs based on discounted cash flow projections. Cash flows were projected for the first 10 years based on actual operating results, expected future business performance and past experience. Beyond 10 years, cash flows were assumed to grow at perpetual annual rates of up to
3.0% (3.0% in 2021). The discount rates we applied in determining the recoverable amounts in 2022 ranged from 6.8% to 11.2% (6.8% to 11.0% in 2021) and were based on our estimate of the cost of capital for each CGU. The cost of capital for each CGU was estimated using the Capital Asset Pricing Model, based on the historical betas of publicly traded peer companies that are comparable to the CGU. We use significant judgment to determine inputs to the discounted cash flow model, which is
most sensitive to changes in future cash flows, discount rates and terminal growth rates applied to cash flows beyond the forecast period.
The key assumptions described above may change as market and economic conditions change. However, we estimate that reasonably possible changes in these assumptions are not expected to cause the recoverable amounts of our CGUs to decline below their carrying amounts.
A continuity of our goodwill by group of CGUs for the years ended October 31, 2021 and 2022 is as follows:

(Canadian $ in millions)			Personal and Commercial Banking					BMO Wealth Management			BMO Capital Markets		Total
	Canadian P&C		U.S. P&C		Total	Wealth and Asset Management		Insurance		Total
Balance – October 31, 2020	97		3,841		3,938	2,168		2		2,170	427		6,535
Dispositions during the year	–		–		–	(21)		–		(21)	–		(21)
Foreign exchange and other (1)	–		(274)		(274)	(837	) (7)	–		(837)	(25)		(1,136)
Balance – October 31, 2021	97		3,567		3,664	1,310		2		1,312	402		5,378
Dispositions during the year	–		–		–	(538)		–		(538)	–		(538)
Foreign exchange and other (1)	–		362		362	50		–		50	33		445
Balance – October 31, 2022	97	(2)	3,929	(3)	4,026	822	(4)	2	(5)	824	435	(6)	5,285

(1)	Other changes in goodwill included the effects of translating goodwill denominated in foreign currencies into Canadian dollars and purchase accounting adjustments related to prior-year purchases.
(2)	Relates primarily to bcpbank Canada, Diners Club, Aver Media LP and GE Transportation Finance.
(3)	Relates primarily to First National Bank & Trust, Ozaukee Bank, Merchants and Manufacturers Bancorporation, Inc., Diners Club, AMCORE, M&I and GE Transportation Finance.
(4)
Relates primarily to BMO Nesbitt Burns Inc., Guardian Group of Funds Ltd., M&I, myCFO, Inc., Stoker Ostler Wealth Advisors, Inc. and CTC Consulting LLC. The Private Banking business in Hong Kong and Singapore was disposed in fiscal 2021. Pyrford International Limited, LGM Investments Limited and F&C Asset Management plc were disposed in fiscal 2022. Refer to Note 10 for further information.

(5)	Relates to AIG Life Holdings (Canada), ULC.
(6)	Relates to Gerard Klauer Mattison, BMO Nesbitt Burns Inc., Paloma Securities L.L.C., M&I, Greene Holcomb Fisher, KGS-Alpha Capital Markets and Clearpool.
(7)	Includes a write-down of $779 million of goodwill attributable to the sale of our EMEA Asset Management business in fiscal 2021. Refer to Note 10 for further information.
Intangible Assets
Intangible assets related to our acquisitions are initially recorded at their fair value at the acquisition date and subsequently at cost less accumulated amortization. Software is recorded at cost less accumulated amortization. Amortization expense is recorded in amortization of intangible assets in our Consolidated Statement of Income. The following table presents the changes in the balance of these intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Software – amortizing	Software under development	Other	Total
Cost as at October 31, 2020	767	962	5,416	280	621	8,046
Additions	–	–	65	430	30	525
Transfers	–	–	498	(498)	–	–
Disposals (2)	(9)	–	(313)	(4)	(28)	(354)
Foreign exchange and other	(39)	(68)	(118)	(4)	(22)	(251)
Cost as at October 31, 2021	719	894	5,548 (1)	204	601	7,966
Additions	–	–	11	662	20	693
Transfers	–	–	611	(611)	–	–
Disposals (2)	(247)	–	(53)	(1)	(319)	(620)
Foreign exchange and other	49	84	120	5	20	278
Cost as at October 31, 2022	521	978	6,237 (1)	259	322	8,317

(1)	Includes $5,486 million of internally generated software as at October 31, 2022 ($4,798 million as at October 31, 2021).
(2)	Includes fully depreciated assets written off and assets sold as part of divestitures during the year. Refer to Note 10 for further information.
The following table presents the accumulated amortization of our intangible assets:

(Canadian $ in millions)	Customer relationships	Core deposits	Software – amortizing	Software under development	Other	Total
Accumulated amortization at October 31, 2020	616	933	3,681	–	374	5,604
Amortization	35	27	530	–	42	634
Disposals (2)(3)	(5)	–	(308)	–	(28)	(341)
Foreign exchange and other	(30)	(66)	(82)	–	(19)	(197)
Accumulated amortization at October 31, 2021	616	894	3,821 (1)	–	369	5,700
Amortization	22	–	556	–	26	604
Disposals (2)(3)	(247)	–	(49)	–	(123)	(419)
Foreign exchange and other	44	84	94	–	17	239
Accumulated amortization at October 31, 2022	435	978	4,422 (1)	–	289	6,124
Carrying value at October 31, 2022	86	–	1,815	259	33	2,193
Carrying value at October 31, 2021	103	–	1,727	204	232	2,266

(1)	Includes $3,819 million of internally generated software as at October 31, 2022 ($3,231 million as at October 31, 2021).
(2)	Includes fully depreciated assets written off and assets sold as part of divestitures during the year. Refer to Note 10 for further information.
(3)	Includes impairment charges.
Intangible assets are amortized to income over the period during which we believe the assets will benefit us, on either a straight-line or an accelerated basis, over a period not to exceed 15 years. We have $nil million as at October 31, 2022 ($166 million as at October 31, 2021) in intangible assets with indefinite lives that relate primarily to fund management contracts.
The useful lives of intangible assets are reviewed annually for any changes in circumstances. We test definite-life intangible assets for impairment when events or changes in circumstances indicate that their carrying value may not be recoverable. Indefinite-life intangible assets are tested annually for impairment. If any intangible assets are determined to be impaired, we write them down to their recoverable amount, the higher of value in use and fair value less costs to sell.
There were write-downs of software-related intangible assets of $5 million during the year ended October 31, 2022 ($9 million in 2021).